Climate change and energy transition - Number of EU ETS quotas utilised and related monetary amounts recognised (Details) quota in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) quota	Dec. 31, 2023 USD ($) quota
Number of EU ETS quotas
Opening balance at 1 January (in quotas)	8,576	10,782
Allocated free quotas (in quotas)	5,940	356
Purchased quotas on the ETS market (in quotas)	5,641	7,822
Sold quotas on the ETS market (in quotas)	0	0
Returned excess free quotas (in quotas)	(203)	(544)
Settled quotas (offset against emissions) (in quotas)	(9,807)	(9,840)
Closing balance at 31 December (in quotas)	10,147	8,576
Value of quotas
Opening balance at 1 January | $	$ 93	$ 20
Purchased quotas on the ETS market | $	392	708
Settled quotas (offset against emissions) | $	(467)	(635)
Closing balance at 31 December | $	$ 19	$ 93